Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income	Accumulated deficit	Total
Balance at Dec. 31, 2017		$ 2,123	$ 90,499	$ 1,127	$ (90,765)	$ 2,984
Balance (in Shares) at Dec. 31, 2017		33,295,618
Liability reclassified to equity	[1]		2,030			2,030
Cumulative effect of initial adoption of ASC 606 as of January 1, 2018					(350)	(350)
Issuance of share capital and warrants, net of issuance expenses		$ 482	3,905			4,387
Issuance of share capital and warrants, net of issuance expenses (in Shares)		6,667,672
Issuance of share capital		$ 30	252			282
Issuance of share capital (in Shares)		437,000
Share-based payments			253			253
Net loss					(6,571)	(6,571)
Balance at Dec. 31, 2018		$ 2,635	96,939	1,127	(97,686)	3,015
Balance (in Shares) at Dec. 31, 2018		40,399,290
Issuance of share capital and warrants, net of issuance expenses		$ 5,518	6,149			11,667
Issuance of share capital and warrants, net of issuance expenses (in Shares)		79,256,703
Issuance of share capital		$ 72	43			115
Issuance of share capital (in Shares)		996,690
Share-based payments			270			270
Net loss					(12,625)	(12,625)
Balance at Dec. 31, 2019		$ 8,225	103,401	1,127	(110,311)	2,442
Balance (in Shares) at Dec. 31, 2019		120,652,683
Deemed dividends related to the warrants exercise (Note 10b(6))			715		(715)
Issuance of share capital and warrants, net of issuance expenses		$ 24,711	(7,028)			17,683
Issuance of share capital and warrants, net of issuance expenses (in Shares)		341,766,780
Issuance of share capital		$ 100	(25)			75
Issuance of share capital (in Shares)		1,350,000
Share-based payments			317			317
Net loss					(14,443)	(14,443)
Balance at Dec. 31, 2020		$ 33,036	$ 97,380	$ 1,127	$ (125,469)	$ 6,074
Balance (in Shares) at Dec. 31, 2020		463,769,463

[1]	See note 2c.